COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Purchase commitments
Total	¥ 13,200
Less than 1 Year	9,200
1-3 Years	4,000
3-5 Years
Over 5 Years
Investment commitment (Note 21)
Total	26,333
Less than 1 Year	26,333
Total commitments
Total	39,533
Less than 1 Year	35,533
1-3 Years	4,000
3-5 Years
Over 5 Years